Other Income (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Other Income

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Account management service fees	1,253,760	3,507,999	1,094,030
Penalty fee income	212,328	276,250	80,201
Others	50,954	91,158	63,773

	1,517,042	3,875,407	1,238,004